Long-Term Debt - LCO2 - HMGC/s credit facility analysis(Table) (Details) - 2025 - LCO2 - HMG/Cs Active, Alkimos credit facility [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Financing Amount If Long-Term Employment Secured	$ 117,349
Line of Credit Facility, Periodic Payment	1,338
Quarterly Instalment If Long-Term Employment Secured	1,544
Balloon Payment If Long-Term Employment Secured	$ 43,234
Description of scope	partially financing the delivery from the shipyard
Line of Credit Facility, Maximum Borrowing Capacity	$ 101,702
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 37,469
Debt Instrument, Term	12 years